Fair Value Measures and Disclosures (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
As of September 30, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	1,954	—	—	—	1,954
Available for sale investments (long-term) (b)	—	—	—	41,790	41,790
Derivative instruments (c)	—	13,111	—	—	13,111
Total assets	$1,954	$13,111	$—	$41,790	$56,855

Liabilities:
Derivative instruments (c)	—	—	—	—	—
Total liabilities	$—	$—	$—	$—	$—

As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	1,713	—	—	—	1,713
Available for sale investments (long-term) (b)	—	—	—	32,631	32,631
Derivative instruments (c)	—	12	—	—	12
Total assets	$1,713	$12	$—	$32,631	$34,356

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total liabilities	$—	$3,670	$—	$—	$3,670

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period.
(c) Represents the fair value of interest rate cap and interest rate swap agreements. The fair value of the agreements are the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread.
Fair Value, Assets Measured on Recurring Basis
As of September 30, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	1,954	—	—	—	1,954
Available for sale investments (long-term) (b)	—	—	—	41,790	41,790
Derivative instruments (c)	—	13,111	—	—	13,111
Total assets	$1,954	$13,111	$—	$41,790	$56,855

Liabilities:
Derivative instruments (c)	—	—	—	—	—
Total liabilities	$—	$—	$—	$—	$—

As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	1,713	—	—	—	1,713
Available for sale investments (long-term) (b)	—	—	—	32,631	32,631
Derivative instruments (c)	—	12	—	—	12
Total assets	$1,713	$12	$—	$32,631	$34,356

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total liabilities	$—	$3,670	$—	$—	$3,670

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period.
(c) Represents the fair value of interest rate cap and interest rate swap agreements. The fair value of the agreements are the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread.